Non-Cash Investing and Financing Activities	6 Months Ended	12 Months Ended
	Feb. 29, 2012	Aug. 31, 2011
Notes to Financial Statements
Non-Cash Investing and Financing Activities

	Year ended August 31, 2011 $	Year ended August 31, 2010 $	Accumulated from May 28, 2004 (Date of Inception) to August 31, 2011 $
Issuance of common stock for settlement of debt (including accrued interest:

Related party	—	—	5,673
Non-related party	467,382	—	507,029

Issuance of common stock for settlement of accounts payable:

Related party	—	33,500	128,180
Non-related party	147,774	—	147,774

Cash paid to Goldplata on behalf of the Company (Note 5)	—	—	790,000